Subsequent Event - Additional Information (Detail) (CAD) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Subsequent Event [Member] 4.29% MTN [Member]	Jan. 29, 2014 Subsequent Event [Member] 4.29% MTN [Member]
Subsequent Event [Line Items]
Notes issued	9,045	8,460		50
Coupon rate				4.29%
Maturity date			Jan. 29, 2064